Business Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions

Note 3. Business Acquisitions

In line with the Company’s strategic growth initiatives, Emerald acquired the assets and assumed the liabilities of several companies during 2017 (collectively, the “2017 acquisitions”), 2016 (collectively, the “2016 acquisitions”) and 2015 (collectively, the “2015 acquisitions”), as described below. Each transaction qualified as an acquisition of a business and was accounted for as a business combination.

2017 Acquisitions

CEDIA

The Company acquired the assets and assumed the liabilities associated with CEDIA Expo on January 25, 2017, for a total purchase price of $34.8 million, which included a negative working capital adjustment of approximately $1.2 million. The acquisition was financed with cash from operations and a draw on the Company’s revolving credit facility.

All of the external acquisition costs of $0.2 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income. The revenue and net income generated from this acquisition during the 2017 post-acquisition period was $7.0 million and $1.5 million, respectively.  The measurement period was closed during the fourth quarter of 2017.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	January 25, 2017
Prepaid expenses	$0.3
Goodwill	24.9
Other intangible assets	11.1
Deferred revenues	(1.5)
Purchase price, including working capital adjustment	$34.8

InterDrone

The Company acquired the assets and assumed the liabilities associated with the International Drone Conference and Exposition on March 10, 2017, for a purchase price of $8.2 million, which included a negative working capital adjustment of approximately $0.2 million and estimated contingent consideration of $3.8 million. The $4.4 million closing purchase payment was financed with cash from operations. The contingent consideration was primarily based upon performance thresholds around revenue and earnings. The liability was re-measured to fair value each reporting period using the Company’s most recent internal operational budgets. As a result of the Company’s review during the fourth quarter of 2017, the contingent consideration liability was re-measured to fair value which resulted in a $0.3 million increase in the fair value of the contingent consideration and is included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. The $4.1 million contingent payment was settled in the fourth quarter of 2017. The measurement period was closed during the fourth quarter of 2017.

All of the external acquisition costs of $0.4 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income. The revenue and net income generated from this acquisition during the 2017 post-acquisition period was $1.7 million and $0.5 million, respectively.  The measurement period was closed during the fourth quarter of 2017.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	March 10, 2017
Goodwill	$5.5
Other intangible assets	2.9
Deferred revenues	(0.2)
Purchase price, including working capital adjustment	$8.2

Snow Show

The Company acquired the assets and assumed the liabilities associated with the SnowSports Industries America Snow Show on May 24, 2017, for a total purchase price of $16.8 million, which included a negative working capital adjustment of approximately $0.3 million and a deferred payment of $0.4 million. At the date of acquisition, the company entered into a sponsorship agreement for a non-exclusive right to use to the Snow Sports Industries mark. As a result of the sponsorship agreement, the company recorded a $0.4 million deferred payment that will be paid over the next ten years.  The $0.4 million deferred payment is included in accounts payable and other current liabilities and other noncurrent liabilities in the consolidated balance sheets. The acquisition was financed with cash from operations.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.  The revenue and net income generated from this acquisition during the 2017 post-acquisition period was immaterial.  The measurement period was closed during the fourth quarter of 2017.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	May 24, 2017
Goodwill	$11.3
Other intangible assets	5.8
Deferred revenues	(0.3)
Purchase price, including working capital adjustment	$16.8

CPMG

The Company acquired Connecting Point Marketing Group on November 29, 2017, for a total purchase price of $36.6 million, which included a working capital adjustment of approximately $1.4 million. The acquisition was financed with cash from operations and a draw from the Company’s revolving credit facility.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.  The revenue and net income generated from this acquisition during the 2017 post-acquisition period was immaterial.  The measurement period is expected to be closed during the first quarter of 2018.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	November 29, 2017
Cash	$0.6
Trade and other receivables	5.1
Prepaid expenses	0.5
Goodwill	21.7
Other intangible assets	22.4
Accounts payable and other current liabilities	(0.8)
Deferred revenues	(12.9)
Purchase price, including working capital adjustment	$36.6

The Company recorded goodwill of $63.4 million and $40.0 million in the years ended December 31, 2017 and 2016, respectively. In the view of management, the goodwill recorded reflects the future cash flow expectations for the acquired businesses’ market positions in their respective trade show industries, synergies and assembled workforce. Substantially all of the goodwill recorded is expected to be deductible for income tax purposes.

2016 Acquisitions

IGES

On August 1, 2016, the Company acquired the assets and assumed the liabilities associated with the International Gift Exposition in the Smokies and the Souvenir Super Show for a total purchase price cash consideration of $3.7 million, which included a negative working capital adjustment of $1.3 million. The revenue and net income generated from this acquisition during the 2016 post-acquisition period was $2.5 million and $1.1 million, respectively. The measurement period was closed during the fourth quarter of 2016.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	August 1, 2016
Prepaid expenses	$0.1
Goodwill	2.9
Other intangible assets	1.8
Deferred revenue	(1.1)
Purchase price, including working capital adjustment	$3.7

Collective

On August 8, 2016, the Company acquired the assets and assumed the liabilities associated with the Swim Collective Trade Show and the Active Collective Trade Show for a purchase price of $14.2 million, which reflects the contingent consideration payment of $1.3 million that was settled during the year ended December 31, 2017.  The contingent consideration was primarily based upon performance thresholds around revenue and earnings. The liability was re-measured to fair value each reporting period using the Company’s most recent internal operational budgets. During 2017, the Company recorded a $0.1 million decrease in the fair value of the contingent consideration liability which is included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. The revenue and net income generated from this acquisition during the 2016 post-acquisition period was immaterial. The measurement period was closed during the second quarter of 2017.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	August 8, 2016
Prepaid expenses	$0.1
Goodwill	9.0
Other intangible assets	5.2
Deferred revenue	(0.1)
Purchase price, including working capital adjustment	$14.2

Digital Dealer

On October 11, 2016, the Company acquired the assets and assumed the liabilities associated with the Digital Dealer Conference & Expo, for a purchase price of $20.5 million.  The Company paid $4.7 million of contingent consideration during the second quarter of 2017. The remaining $0.2 million contingent consideration was settled in the fourth quarter of 2017. The contingent consideration was primarily based upon performance thresholds around revenue and earnings. The liability was re-measured to fair value each reporting period using the Company’s most recent internal operational budgets. During 2017, the Company recorded a $0.8 million decrease in the fair value of the contingent consideration liability which is included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. The contingent consideration liability is included in accounts payable and other accrued liabilities in the consolidated balance sheet at December 31, 2016. In conjunction with the acquisition, there is a $1.0 million contingent compensation payment that was settled in January 2018. Payment of this contingent amount is primarily based upon achievement of certain performance thresholds as well as the continued engagement of the seller. As such, the $1.0 million was determined to be compensation and is being ratably expensed during the requisite service period. For the year ended December 31, 2017, $0.8 million of the contingent compensation expense was included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. As of December 31, 2017, $1.0 million is included in accounts payable and other accrued liabilities.  As of December 31, 2016, $0.2 million is included in other noncurrent liabilities in the consolidated balance sheets. The revenue and net income generated from this acquisition during the 2016 post-acquisition period was immaterial.  The measurement period for this acquisition was closed in the third quarter of 2017.

All of the external acquisition costs of $0.5 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	October 11, 2016
Prepaid expenses	$0.3
Goodwill	14.7
Other intangible assets	5.9
Deferred revenue	(0.4)
Purchase price, including working capital adjustment	$20.5

Pavement

On October 18, 2016, the Company acquired the assets and assumed the liabilities associated with the National Pavement Expo for a purchase price of $7.8 million. The Company paid $2.3 million of contingent consideration during the second quarter of 2017. The contingent consideration was primarily based upon performance thresholds around revenue and earnings. The liability was re-measured to fair value each reporting period using the Company’s most recent internal operational budgets. During 2017, the Company recorded a $0.9 million increase in the fair value of the contingent consideration liability which is included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. The revenue and net income generated from this acquisition during the 2016 post-acquisition period was immaterial. The measurement period for this acquisition was closed in the second quarter of 2017.

All of the external acquisition costs of $0.5 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	October 18, 2016
Prepaid expenses	$0.1
Goodwill	5.3
Other intangible assets	2.8
Deferred revenue	(0.4)
Purchase price, including working capital adjustment	$7.8

RFID

On November 15, 2016, the Company acquired the assets and assumed the liabilities associated with RFID Journal LIVE! for a purchase price of $5.7 million. In conjunction with the acquisition, there are contingent compensation payments of $2.5 million scheduled to be settled during the first quarter of 2018 and 2019, which are primarily contingent upon achievement of certain performance thresholds and the continued employment of the seller. As such, the $2.5 million was determined to be compensation and is being ratably expensed during the requisite service period. For the year ended December 31, 2017, $1.7 million of the contingent compensation expense was included in selling, general and administrative expense in the consolidated statements of income and comprehensive income. As of December 31, 2017, $1.2 million and $0.7 is included in accounts payable and other accrued liabilities and other noncurrent liabilities, respectively, in the consolidated balance sheets. As of December 31, 2016, $0.2 million is included in other noncurrent liabilities. The revenue and net income generated from this acquisition during the 2016 post-acquisition period was immaterial. The measurement period for this acquisition was closed in the third quarter of 2017.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	November 15, 2016
Prepaid expenses	$0.1
Goodwill	4.2
Other intangible assets	2.3
Deferred revenue	(0.9)
Purchase price, including working capital adjustment	$5.7

ACRE

On December 13, 2016, the Company acquired the assets and assumed the liabilities associated with the American Craft Retailers Expo for a purchase price of $5.0 million, which includes a negative working capital adjustment of $1.1 million.  The revenue and net income generated from this acquisition during the 2016 post-acquisition period was immaterial.

All of the external acquisition costs of $0.3 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the fair value of the assets and liabilities at the date of acquisition:

(in millions)	December 13, 2016
Prepaid expenses	$0.1
Goodwill	3.8
Other intangible assets	2.1
Deferred revenue	(1.0)
Purchase price, including working capital adjustment	$5.0

2015 Acquisitions

HCD

Emerald acquired the assets and assumed the liabilities associated with Healthcare Design Conference and Expo, Healthcare Design Magazine, Environments for Aging and Construction Super Conference on February 27, 2015, for a total purchase price consideration of $22.5 million. The acquisition was financed with cash from operations.

All of the external acquisition costs of $0.7 million were expensed as incurred and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income. The revenue and net income generated from this acquisition during the 2015 post-acquisition period was $7.8 million and $0.9 million, respectively.

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	February 27, 2015
Trade and other receivables	$1.1
Prepaid expenses	0.2
Goodwill	13.1
Other intangible assets	10.6
Accounts payable and other current liabilities	(0.3)
Deferred revenues	(2.2)
Purchase price, including working capital adjustment	$22.5

Pizza Group

The Company acquired all of the outstanding interests of Macfadden Protech, LLC, a Delaware limited liability company, which holds the assets and assumed the liabilities associated with International Pizza Expo, and the trade magazine Pizza Today on March 3, 2015, for a total purchase price consideration of $27.9 million, comprised of base consideration of $27.0 million, $0.9 million related to estimated net revenues generated in March 2015 when the Pizza Expo show staged and $0.1 million for estimated working capital received. The acquisition was financed with cash from operations. The revenue and net income generated from this acquisition during the 2015 post-acquisition period was $6.0 million and $0.6 million, respectively.

All of the external acquisition costs of $0.6 million were expensed as incurred during the first quarter of 2015 and included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	March 3, 2015
Trade and other receivables	$0.4
Event net revenue receivable	0.9
Prepaid expenses	1.0
Goodwill	17.3
Other intangible assets	11.6
Accounts payable and other current liabilities	(0.1)
Deferred revenues	(3.2)
Purchase price, including working capital adjustment	$27.9

HOW

The Company acquired all of the assets and assumed the liabilities of HOW Design Live and the HOW Interactive Design Conference Sense from F+W Media, Inc. on October 14, 2015 for a purchase price of $27.6 million which includes a negative working capital adjustment of $0.5 million. The acquisition was financed with cash from operations and a draw from the Company’s revolving credit facility. The revenue and net income generated from this acquisition during the 2015 post-acquisition period was immaterial.

All of the external acquisition costs of $0.6 million were expensed as incurred and are included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	October 14, 2015
Prepaid expenses	$0.3
Goodwill	20.5
Other intangible assets	7.2
Deferred revenues	(0.4)
Purchase price, including working capital adjustment	$27.6

Fastener Expo

Emerald acquired all of the assets and assumed the liabilities of National Industrial Fastener and Mill Supply Expo from the show’s co-owners on November 12, 2015 for a purchase price of $10.8 million which included a positive working capital adjustment of $0.1 million. The acquisition was financed with $6.2 million of cash from operations and the assumption of a $4.5 million note payable from the seller. The note was paid in full in January 2016. The revenue and net income generated from this acquisition during the 2015 post-acquisition period was immaterial.

All of the external acquisition costs of $0.5 million were expensed as incurred during the second half of 2015 and are included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

The following table summarizes the estimated fair value of the assets and liabilities at the date of the acquisition:

(in millions)	November 12, 2015
Prepaid expenses	$0.1
Goodwill	6.8
Other intangible assets	3.9
Purchase price, including working capital adjustment	$10.8

Pro-forma financial information

The following table represents the unaudited pro-forma revenue and net income for the years ended December 31, 2017, 2016 and 2015 as if each acquisition had occurred on the first day of the fiscal year preceding the actual transaction date and after giving effect to certain pro-forma adjustments primarily related to the amortization of acquired intangible assets and interest expense. The supplemental unaudited pro-forma financial information is presented for information purposes only. It is not necessarily indicative of what the Company’s financial position or results of operations actually would have been had the Company completed the acquisitions at the dates indicated, nor is it intended to project the future financial position or operating results of the combined company.

	Year ended December 31,
(in millions)	2017	2016	2015
	(Unaudited)
Pro-forma revenues	$360.7	$364.1	$331.7
Pro-forma net income	$90.6	$28.5	$23.9

The unaudited pro-forma supplemental information is based on estimates and assumptions that the Company believes are reasonable and reflects amortization of intangible assets as a result of the acquisitions. This supplemental pro-forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisitions been made at the beginning of the year prior to the year in which the acquisitions closed, nor is it indicative of any future results. Further, the supplemental pro-forma information has not been adjusted for show timing differences or discontinued events.